ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Institutions		$ 12		$ 19
Prepaid expenses		2		2
Accounts Receivable and Prepaid Expenses Net Current	$ 61	$ 14	$ 11	$ 21